Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Operating Segment

The segment information regularly reviewed by the CODM and the reconciliation thereof to the net income (loss) as well as the capital expenditures by operating segment are included in the following tables:

Six months ended June 30, 2025	GEO	LEO	Other	Consolidated
Revenue	$220,880	$1,975	$—	$222,855
Operating expenses, net of share-based compensation and non-recurring items(1)	(60,588)	(34,252)	(1,944)	(96,784)
Adjusted EBITDA(1)	$160,292	$(32,277)	$(1,944)	126,071
Share-based compensation				(5,592)
Non-recurring items(2)				(1,222)
Depreciation				(51,823)
Amortization				(22,538)
Other operating gains (losses), net				3,819
Operating income				48,715
Interest expense				(110,295)
Interest and other income				13,042
Gain on repurchase of debt				6,896
Gain (loss) on changes in fair value of financial instruments				(46,660)
Gain (loss) on foreign exchange				117,090
Income (loss) before income taxes				28,788
Tax (expense) recovery				(4,716)
Net income (loss)				$24,072
Capital expenditures	$2,259	$382,511	$—	$384,770
Three months ended June 30, 2025	GEO	LEO	Other	Consolidated
Revenue	$105,747	$359	$—	$106,106
Operating expenses, net of share-based compensation and non-recurring items(1)	(30,928)	(15,774)	(740)	(47,442)
Adjusted EBITDA(1)	$74,819	$(15,415)	$(740)	58,664
Share-based compensation				(2,351)
Non-recurring items(2)				(763)
Depreciation				(25,914)
Amortization				(11,639)
Other operating gains (losses), net				(131)
Operating income				17,866
Interest expense				(53,631)
Interest and other income				6,834
Gain on repurchase of debt				6,896
Gain (loss) on changes in fair value of financial instruments				(13,248)
Gain (loss) on foreign exchange				114,610
Income (loss) before income taxes				79,327
Tax (expense) recovery				(3,798)
Net income (loss)				$75,529
Capital expenditures	$1,851	$204,391	$—	$206,242
Six months ended June 30, 2024	GEO	LEO	Other	Consolidated
Revenue	$292,067	$12,541	$—	$304,608
Operating expenses, net of share-based compensation and non-recurring items(1)	(56,566)	(32,870)	(1,128)	(90,564)
Adjusted EBITDA(1)	$235,501	$(20,329)	$(1,128)	214,044
Share-based compensation				(11,443)
Non-recurring items(2)				(1,388)
Depreciation				(68,039)
Amortization				(5,631)
Other operating gains (losses), net				(18)
Operating income				127,525
Interest expense				(126,372)
Interest and other income				41,365
Gain on repurchase of debt				172,322
Gain (loss) on foreign exchange				(102,890)
Income (loss) before income taxes				111,950
Tax (expense) recovery				(35,028)
Net income (loss)				$76,922
Capital expenditures	$2,288	$331,979	$—	$334,267
Three months ended June 30, 2024	GEO	LEO	Other	Consolidated
Revenue	$143,946	$8,487	$—	$152,433
Operating expenses, net of share-based compensation and non-recurring items(1)	(31,383)	(17,559)	(188)	(49,130)
Adjusted EBITDA(1)	$112,563	$(9,072)	$(188)	103,303
Share-based compensation				(6,009)
Non-recurring items(2)				(1,144)
Depreciation				(31,644)
Amortization				(2,808)
Other operating gains (losses), net				(33)
Operating income				61,665
Interest expense				(61,942)
Interest and other income				20,237
Gain on repurchase of debt				172,322
Gain (loss) on foreign exchange				(34,477)
Income (loss) before income taxes				157,805
Tax (expense) recovery				(28,546)
Net income (loss)				$129,259
Capital expenditures	$1,164	$307,713	$—	$308,877

(1)      The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.

(2)      Non-recurring payments include severance payments and special compensation and benefits for executives and employees.

Schedule of Revenue Derived from Services

Revenue derived from the above services was as follows:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Broadcast	$51,226	$73,462	$106,282	$145,974
Enterprise	52,590	67,120	109,433	139,963
Consulting and other	2,290	11,851	7,140	18,671
Revenue	$106,106	$152,433	$222,855	$304,608

Schedule of Revenue Derived from Segments

Revenue derived from the GEO operating segment was as follows:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Broadcast	$51,226	$73,462	$106,282	$145,974
Enterprise	52,590	67,120	109,433	139,963
Consulting and other	1,931	3,364	5,165	6,130
Revenue	$105,747	$143,946	$220,880	$292,067

Revenue derived from the LEO operating segment was as follows:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Consulting and other	$359	$8,487	$1,975	$12,541
Revenue	$359	$8,487	$1,975	$12,541

Schedule of Equipment Sales within Services

Equipment sales included within the various services were as follows:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Enterprise	$204	$563	$1,352	$5,690
Equipment sales	$204	$563	$1,352	$5,690

Schedule of Geographic Regions

Revenue by geographic region was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Canada	$56,247	$65,634	$114,787	$136,540
United States	32,229	61,536	70,808	117,159
Latin America & Caribbean	7,573	9,000	15,123	18,073
Europe, Middle East & Africa	7,091	7,920	14,681	16,002
Asia & Australia	2,966	8,343	7,456	16,834
Revenue	$106,106	$152,433	$222,855	$304,608

The satellites and intangible assets have been classified based on ownership. Satellites, property and other equipment, and intangible assets by geographic region were allocated as follows:

As at,	June 30, 2025	December 31, 2024
Canada	$2,157,825	$1,903,673
United Kingdom	308,181	349,619
United States	13,001	14,964
Europe, Middle East & Africa (excluding United Kingdom)	5,474	7,427
All others	1,422	1,460
Satellites, property and other equipment	$2,485,903	$2,277,143
As at,	June 30, 2025	December 31, 2024
Canada	$453,396	$477,221
United States	6,623	7,896
Latin America & Caribbean	8,734	8,817
All others	1,458	3,532
Intangible assets	$470,211	$497,466

Other long-term assets by geographic region were allocated as follows:

As at,	June 30, 2025	December 31, 2024
Canada	$400,660	$516,507
Other long-term assets	$400,660	$516,507